Collateralized transactions - Schedule of securities received as collateral (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Collateralized Transactions
The fair value of securities accepted as collateral, primarily through securities borrowed or purchased under agreement to resell	¥ 68,180	¥ 62,456
The portion of the above that has been sold (as reported within Trading liabilities in the consolidated balance sheets) or repledged	¥ 51,987	¥ 45,389